Note 8 - Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(
8
)
Other
Intangible
Assets

The
following is an analysis of the core deposit intangible activity for the years ended
December 31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2015	$1,056,693	$(940,429)	$116,264

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2016	$1,056,693	$(976,178)	$80,515

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 201 7	$1,056,693	$(1,011,927)	$44,766

Amortization
expense related to the core deposit intangible was
$35,749,
$35,749
and
$35,748
for the years ended
December 31, 2017,
2016
and
2015.
Amortizations expense will continue at an annual rate of approximately
$35,749
through the
first
quarter of
2019,
at which point the core deposit will be fully amortized.